Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets Disclosure [Abstract]
Summary of the Company's intangible assets
The following is a summary of the Company’s intangible assets, net (in thousands):

	Term	2024	2023
Intellectual property	1-5 years	$8,491	$5,970
Software licenses	3 years	8,320	5,124
Accumulated amortization		(5,082)	(5,537)

Intangible assets, net		$11,729	$5,557

Summary of total estimated amortization of intangible assets	The following table represents the total estimated amortization of intangible assets for the succeeding years (in thousands):

2025	$5,336
2026	4,145
2027	2,248

Total amortization expense	$11,729